Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Deferred tax assets gross	$ 85,548	$ 102,953	$ 167,095
Less: valuation allowance	(85,548)	(102,953)	(167,095)
Deferred tax assets
United States of America [Member]
Net operating loss carryforwards	26,587	62,732	1,528
Hong Kong [Member]
Net operating loss carryforwards	701	2,880
China [Member]
Net operating loss carryforwards	$ 58,260	$ 37,341	$ 165,567